Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents		$ 1,649,328	$ 2,502,992
Marketable securities		3,403,622	5,265,101
Trade and other receivables, net		273,055	192,209
Merchant cash advances, loans and related receivables, net		580,114	470,722
Income taxes receivable		4,695	5,023
Other current assets		139,659	103,273
Total current assets		6,050,473	8,539,320
Long-term assets
Property and equipment, net		130,821	105,526
Right-of-use assets, net		355,145	196,388
Intangible assets, net		390,148	138,496
Deferred tax assets		40,822	48,369
Equity and other investments ($868,960 and $3,412,166, carried at fair value)		1,953,460	3,955,545
Goodwill		1,836,282	356,528
Total long term assets		4,706,678	4,800,852
Total assets		10,757,151	13,340,172
Current liabilities
Accounts payable and accrued liabilities		532,569	456,688
Income taxes payable		9,390	13,505
Deferred revenue		295,888	216,792
Lease liabilities		18,161	15,748
Total current liabilities		856,008	702,733
Long-term liabilities
Deferred revenue		267,513	162,932
Lease liabilities		465,135	246,776
Convertible senior notes		913,312	910,963
Deferred tax liabilities		16,294	183,427
Total long term liabilities		1,662,254	1,504,098
Commitments and contingencies
Shareholders’ equity
Common stock, unlimited Class A subordinate voting shares authorized, 1,195,697,614 and 1,139,544,920, issued and outstanding; unlimited Class B restricted voting shares authorized, 79,430,952 and 119,426,670 issued and outstanding; 1 Founder share authorized, 1 and nil issued and outstanding	[1],[2]	8,747,432	8,040,099
Additional paid-in capital		30,206	161,074
Accumulated other comprehensive loss		(16,473)	(5,974)
(Accumulated deficit) retained earnings		(522,276)	2,938,142
Total shareholders’ equity		8,238,889	11,133,341
Total liabilities and shareholders’ equity		$ 10,757,151	$ 13,340,172

[1]	As a result of the implementation of the updated governance structure in June 2022, Class B multiple voting shares are now described as Class B restricted voting shares.
[2]	Prior year share amounts have been retrospectively adjusted to reflect the ten-for-one share split ("Share Split") effected in June 2022. See Note 19 for details.